Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
	December 31, 2019	December 31, 2018
Carrying value – January 1	$-	$-
Goodwill acquired during the year	6,517,315	-
	6,517,315	-
Accumulated impairment losses	(3,000,000)	-
Carrying value – December 31	$3,517,315	$-

Schedule of Intangible assets

	December 31, 2019	December 31, 2018
Customer contracts	$183,107	$-
License	1,726,965	-
Software costs	-	101,520
	1,910,072	101,520
Less accumulated amortization	(477,518)	-
Carrying value	$1,432,554	$101,520